Debt (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings, by type [abstract]
Summary of debt

	December 31, 2021	December 31, 2020
Senior notes due 2029, net of unamortized transaction fees of $6,783 and initial redemption option of $4,652 (Note 17 (a))	$497,868	$—
Senior secured notes due June 2024, net of unamortized discount and transaction fees of $8,680 and initial redemption option of $1,373 (Note 17 (c))	—	226,647
Term loan, net of unamortized transaction costs of $1,491 (Note 17 (b))	—	131,842
Revolving credit facility (Note 17 (b))	—	150,000
Redemption option derivative asset (Note 17 (a),(c))	(8,105)	(7,357)
	$489,763	$501,132
Less: Current portion	—	66,667
Long-term portion	$489,763	$434,465

Reconciliation of debt arising from financing activities

	2021			2020
	Senior notes due 2029	Senior notes due 2024 and term loan	Revolving credit facility	Senior notes due 2024 and term loan	Revolving credit facility

Balance beginning of year	$—	$351,132	$150,000	$479,732	$—

Financing cash flows related to debt:
Redemption of Senior notes due 2024	—	(233,953)	—	(66,047)	—
Repayment of term loan	—	(133,333)	—	(66,667)	—
Proceeds from (repayment of) revolving credit facility	—	—	(150,000)	—	150,000
Proceeds from Senior secured notes due 2029, net of discount	500,000	—	—	—	—
Proceeds from term loan	—	—	—	—	—
Loan financing costs	(7,009)	—	—	—	—
Total financing cash flows related to debt	$492,991	$(367,286)	$(150,000)	$(132,714)	$150,000

	$492,991	$(16,154)	$—	$347,018	$150,000

Non-cash changes recorded in debt:
Amortization of discount and transaction costs of Senior secured notes due 2024 due to early redemption	$—	$7,969	$—	$2,286	$—
Amortization of financing fees and discount relating to Senior secured notes due 2024 and term loan	—	2,201	—	3,588	—
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2024	—	5,984	—	(1,760)	—
Amortization of financing fees and prepayment option relating to Senior notes due 2029	71	—	—	—	—
Change in fair value of redemption option derivative asset relating to Senior notes due 2029	(3,299)	—	—	—	—

Balance end of year	$489,763	$—	$—	$351,132	$150,000